SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of options
Exercised	(73,333)
Options [Member]
Number of options
Options outstanding, beginning balance	1,034,205
Granted	210,750
Exercised	(184,588)
Expired & forfeited	(46,875)
Options outstanding, ending balance	1,013,492	1,034,205
Exercisable at December 31, 2013	859,656
Weighted average exercise price
Options outstanding, beginning balance	$ 4.0
Granted	$ 3.65
Exercised	$ 1.22
Expired & forfeited	$ 6.24
Options outstanding, ending balance	$ 4.34	$ 4.0
Exercisable at December 31, 2013	$ 4.50
Weighted average remaining contractual term (in years)
Outstanding	3 years 7 months 21 days	4 years
Exercisable at December 31, 2013	3 years 5 months 1 day
Aggregate intrinsic value
Outstanding	$ 1,813	$ 529
Options exercisable	1,507
Vested and expected to vest at December 31, 2013
Number of options	1,013,492
Weighted average exercise price	$ 4.34
Weighted average remaining contractual life	3 years 7 months 21 days
Aggregate intrinsic value	$ 1,813